Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	true
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	BITDEER TECHNOLOGIES GROUP
Entity Central Index Key	0001899123
Entity File Number	001-41687
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Incorporation, Date of Incorporation	Dec. 08, 2021
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	08 Kallang Avenue
Entity Address, Address Line Two	Aperia tower 1, #09-03/04
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	339509
Entity Listings [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.0000001
Trading Symbol	BTDR
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	235,552,084
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Jihan Wu
Entity Address, Address Line One	08 Kallang Avenue
Entity Address, Address Line Two	Aperia tower 1, #09-03/04
Entity Address, City or Town	SG
Entity Address, Country	SG
Entity Address, Postal Zip Code	339509
Entity Phone Fax Numbers [Line Items]
City Area Code	+65
Local Phone Number	62828220